Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Stock Incentive Plan [Abstract]
Schedule of Share-based Compensation Stock Options Restricted Shares Warrants Activity [Table Text Block]

Presented below is a table reflecting the activity in the restricted shares, options, Class A warrants, Class W warrants and Class Z Warrants from January 1, 2010 through December 31, 2012:

	Restricted Shares	Options	Class A Warrants	Class W Warrants	Class Z Warrants	Total	Average Exercise Price	Options Exercisable	Class A Warrants Exercisable	Class W Warrants Exercisable	Class Z Warrants Exercisable	Total	Average Exercise Price

01-Jan-10	18,400	1,200	15,000	78,626	165,500	278,727	$216.60	900	15,000	78,626	165,500	260,026	$215.50
Options vested	—	—	—	—	—	—		300	—	—	—	300
Options forfeited	—	—	—	—	—	—		—	—	—	—	—
Warrants expired	—	—	—	(78,626)	—	(78,626)		—	—	(78,626)	—	(78,626)
Warrants exercised	—	—	—	—	—	—		—	—	—	—	—
Restricted shares issued	—	—	—	—	—	—		—	—	—	—	—
Restricted shares vested	(4,000)	—	—	—	—	(4,000)		—	—	—	—	—
Restricted shares forfeited	(1,000)	—	—	—	—	(1,000)		—	—	—	—	—

31-Dec-10	13,400	1,200	15,000	0	165,500	195,100	$255.20	1,200	15,000	0	165,500	181,700	$255.20
Options vested	—	—	—	—	—	—		—	—	—	—	—
Options forfeited	—	—	—	—	—	—		—	—	—	—	—
Options expired	—	—	—	—	—	—		—	—	—	—	—
Warrants exercised	—	—	—	—	(886)	(886)		—	—	—	(886)	(886)
Warrants expired	—	—	(15,000)	—	(164,614)	(179,614)		—	(15,000)	—	(164,614)	(179,614)
Restricted shares vested	—	—	—	—	—	—		—	—	—	—	—
Restricted shares forfeited	(1,400)	—	—	—	—	(1,400)		—	—	—	—	—

31-Dec-11	12,000	1,200	—	—	—	13,200	$412.50	1,200	—	—	—	1,200	$412.50
Options vested	—	—	—	—	—	—		—	—	—	—	—
Options forfeited	—	—	—	—	—	—		—	—	—	—	—
Options expired	—	(1,200	—	—	—	(1,200)		(1,200)	—	—	—	(1,200)
Warrants exercised	—	—	—	—	—	—		—	—	—	—	—
Warrants expired	—	—	—	—	—	—		—	—	—	—	—
Restricted shares vested	(7,000)	—	—	—	—	(7,000)		—	—	—	—	—
Restricted shares forfeited	—	—	—	—	—	—		—	—	—	—	—

31-Dec-12	5,000	—	—	—	—	5,000	$—	—	—	—	—	—	$—